Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	$ 1,308	$ 1,067	$ 1,282	$ 2,374	[1]	$ 2,695	[1]
Total other comprehensive income	1,076	(90)	(968)	986		(598)
Total other comprehensive income that may be reclassified to the income statement, net of tax				1,398		(1,263)
Total comprehensive income	2,384	977	314	3,360		2,098
Foreign currency translation
Subtotal foreign currency translation, net of tax				(2)		(3)
Defined benefit plans
Subtotal defined benefit plans, net of tax				(165)		240
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax				(246)		428
Other comprehensive income that may be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income	999	399	(1,468)	1,398		(1,263)
Other comprehensive income that will not be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income	77	(489)	500	(412)		666
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	1,307	1,069	1,281	2,375		2,692
Total other comprehensive income	1,082	(94)	(964)	988		(595)
Total other comprehensive income that may be reclassified to the income statement, net of tax	999	399	(1,468)	1,398		(1,263)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	83	(494)	504	(411)		669
Total comprehensive income	2,389	974	317	3,363		2,098
Foreign currency translation
Subtotal foreign currency translation, net of tax				0		0
Defined benefit plans
Subtotal defined benefit plans, net of tax				(165)		240
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax				(246)		428
Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income that may be reclassified to the income statement, net of tax				1,398
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	294	(151)	(1,247)	143		(604)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	(121)	26	(53)	(95)		53
Foreign currency translation differences on foreign operations reclassified to the income statement	3	1	6	4		6
Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement	(13)	0	0	(13)		0
Income tax relating to foreign currency translations, including the effect of net investment hedges	(2)	1	0	0		0
Subtotal foreign currency translation, net of tax	161	(122)	(1,294)	39		(544)
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	90	81	(19)	171		(99)
Impairment charges reclassified to the income statement from equity	0	0	0	0		0
Realized gains reclassified to the income statement from equity	(2)	(1)	0	(3)		0
Realized losses reclassified to the income statement from equity	1	0	0	1		0
Income tax relating to net unrealized gains / (losses)	(24)	(17)	5	(41)		29
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	65	62	(14)	128		(71)
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	987	588	(126)	1,575		(602)
Net (gains) / losses reclassified to the income statement from equity	(24)	(21)	(71)	(45)		(205)
Income tax relating to cash flow hedges	(191)	(107)	36	(298)		159
Subtotal cash flow hedges, net of tax	773	459	(160)	1,232		(648)
Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income that will not be reclassified to the income statement, net of tax				(411)		669
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	18	(160)	252	(142)		216
Income tax relating to defined benefit plans	(7)	(16)	2	(23)		25
Subtotal defined benefit plans, net of tax	11	(176)	254	(165)		240
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	72	(326)	250	(254)		430
Income tax relating to own credit on financial liabilities designated at fair value	0	8	0	8		(2)
Subtotal own credit on financial liabilities designated at fair value, net of tax	72	(318)	250	(246)		428
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	1	(2)	1	(1)		3
Total other comprehensive income	(6)	4	(5)	(2)		(3)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(6)	4	(5)	(2)		(3)
Total comprehensive income	(5)	2	(3)	(3)		0
Foreign currency translation
Subtotal foreign currency translation, net of tax				(2)		(3)
Comprehensive income attributable to non-controlling interests | Other comprehensive income that will not be reclassified to the income statement
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	(6)	4	(5)	(2)		(3)
Income tax relating to foreign currency translations, including the effect of net investment hedges	0	0	0	0		0
Subtotal foreign currency translation, net of tax	$ (6)	$ 4	$ (5)	$ (2)		$ (3)

[1]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019